GENERAL (Schedule of results of the discontinued operations) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Net income (loss) from discontinued operations		$ 8,607	$ (64)	$ 2,576
Net income from discontinued operation		8,607	436	3,678
Discontinued Operations [Member] | Integrated Solutions Division [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 17,177		48,113	51,692
Cost of revenues	14,906		35,783	34,633
Gross profit	2,271		12,330	17,059
Operating expenses:
Research and development, net	828		1,688	1,285
Selling and marketing	2,223		5,274	6,613
General and administrative	3,814		3,238	3,713
Total operating expenses	6,865		10,200	11,611
Operating income (loss)	(4,594)		2,130	5,448
Financial expenses, net	(76)		(463)	(534)
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax, Total	(4,670)		1,667	4,914
Taxes on income	1,611		1,231	1,236
Income (loss) after income taxes	(6,281)	$ 14,888	436	3,678
Capital gain from discontinued operation	14,888		0	0
Net income from discontinued operation	$ 8,607		$ 436	$ 3,678